Annual Operating Expenses {- Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund} - NF_12.31 Fidelity Series 0-5 & 5+ Year Inflation-Protected Bond Index Funds Series Combo PRO -01 - Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund - Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund
Aug. 04, 2021
Operating Expenses:
Management fee	none
Distribution and/or Service (12b-1) fees	none
Other expenses	none	[1]
Total annual operating expenses	none

[1]	(a)Based on estimated amounts for the current fiscal year.